Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	₽ 342	₽ 430
Additions of operating machinery and equipment and transportation vehicles under finance lease	2,295	386
Borrowings costs capitalised	₽ 621	₽ 1,015	₽ 1,954
Capitalisation rate of borrowing costs eligible for capitalisation	0.097%	10.28%	15.02%
Non-current assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized	₽ 4,891	₽ 1,700	₽ 16